DEFERRED INCOME - Expected periods of realization of contractual liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DEFERRED INCOME
Total	R$ 1,078,029	R$ 1,016,935	R$ 963,407
2026
DEFERRED INCOME
Total	1,011,297
2027
DEFERRED INCOME
Total	46,471
2028
DEFERRED INCOME
Total	4,735
2029
DEFERRED INCOME
Total	3,325
2030
DEFERRED INCOME
Total	3,946
2031 onwards
DEFERRED INCOME
Total	R$ 8,255